Note 5 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Loans, gross	$ 4,030,145		$ 3,832,236	$ 3,645,681
Accrued interest	21,705		20,681	18,688
Total loans, net of allowance for credit losses	4,049,449		3,850,404	3,661,672
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(2,401)		(2,513)	(2,697)
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	3,228,354		2,879,320	2,776,126
Point of sale loans and leases [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(565)	$ (207)	(100)	(646)	$ (627)	$ (545)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	736,345		889,069	810,630
Commercial real estate mortgages [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(1,600)	(1,942)	(2,222)	(1,906)	(1,767)	(1,287)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	8,523		8,793	9,298
Commercial real estate loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(59)	(58)	(42)	(50)	(59)	(54)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	56,923		55,054	49,627
Public sector and other financing [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	$ (177)	$ (195)	$ (149)	$ (95)	$ (73)	$ (18)